UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10085

Hillman Capital Management Investment Trust

(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Address of principal executive offices)	(Zip code)

A. Vason Hamrick

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: December 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS The Hillman Focused Advantage Fund

Schedule of Investments
(Unaudited)

As of December 31, 2008
	Shares	Market Value (Note 1)

COMMON STOCKS - 100.96%

Consumer Discretionary - 4.79%
Home Depot Inc	35,400	$ 814,908
		814,908
Energy - 8.82%
Exxon Mobil Corp	11,200	894,096
* Transocean Ltd	12,800	604,800
		1,498,896
Financials - 20.42%
Citigroup Inc	116,500	781,715
Host Hotels & Resorts Inc	115,800	876,606
JPMorgan Chase & Co	28,600	901,758
The Goldman Sachs Group Inc	10,800	911,412
		3,471,491
Health Care - 5.60%
Aetna Inc	33,400	951,900
		951,900
Industrials - 20.18%
Boeing Co	20,800	887,536
General Electric Co	53,300	863,460
Ingersoll-Rand Co Ltd	48,400	839,740
The B.F Goodrich Company	39,500	840,560
		3,431,296
Information Technology - 25.77%
* Akamai Technologies Inc	57,200	863,148
Corning Inc	88,800	846,264
Hewlett-Packard Co	24,300	881,847
* Lam Research Corp	24,800	918,096
Microsoft Corp	44,800	870,912
		4,380,267
Materials - 4.97%
EI Du Pont de Nemours & Co	845,020	845,020
		845,020
Telecommunication Services - 10.41%
AT&T Inc	31,200	889,200
Verizon Communications Inc	26,000	881,400
		1,770,600

Total Common Stocks (Cost $29,478,524)		17,164,378

INVESTMENT COMPANY - 0.53%
§ HighMark 100% US Treasury Money Market Fund, 0.05%		90,162

Total Investment Company (Cost $90,162)		90,162

		(Continued)

The Hillman Focused Advantage Fund

Schedule of Investments
(Unaudited)

As of December 31, 2008
			Shares	Market Value (Note 1)
Total Value of Investments (Cost $29,568,686) - 101.49%				$ 17,254,540

Liabilities in Excess of Other Assets - (1.49)%				(253,608)

	Net Assets - 100%			$ 17,000,932

*	Non-income producing investment
§	Represents 7 day effective yield.

	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized
	appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate gross unrealized appreciation			77,113
	Aggregate gross unrealized depreciation			(12,391,259)

	Net unrealized depreciation			$ (12,314,146)

	Summary of Investments by Sector
		% of Net	Market
	Sector	Assets	Value
	Consumer Discretionary	4.79%	$ 814,908
	Energy	8.82%	1,498,896
	Financials	20.42%	3,471,491
	Health Care	5.60%	951,900
	Industrials	20.18%	3,431,296
	Information Technology	25.77%	4,380,267
	Materials	4.97%	845,020
	Telecommunication Services	10.41%	1,770,600
	Other	0.53%	90,162
	Total	101.49%	$ 17,254,540

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

The Hillman Focused Advantage Fund

Schedule of Investments
(Unaudited)

As of December 31, 2008

Note 1 - Investment Valuation (continued)

Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands required note disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund's assets:

Valuation Inputs	Investments in Securities
Level 1	$ 17,254,540
Level 2	-
Level 3	-
Total	$ 17,254,540

The Hillman Advantage Equity Fund

Schedule of Investments
(Unaudited)

As of December 31, 2008
	Shares	Market Value (Note 1)

COMMON STOCKS - 97.34%

Consumer Discretionary - 17.69%
Black & Decker Corp	5,400	$ 225,774
Brinker International Inc	21,700	228,718
Harley-Davidson Inc	12,400	210,428
Home Depot Inc	9,200	211,784
* Starbucks Corp	23,600	223,256
Target Corp	6,500	224,445
The Walt Disney Co	9,100	206,479
Time Warner Inc	27,100	272,626
		1,803,510
Consumer Staples - 7.40%
Clorox Co	3,100	172,236
McCormick & Co Inc	6,100	194,346
SYSCO Corp	8,100	185,814
Wal-Mart Stores Inc	3,600	201,816
		754,212
Energy - 4.18%
Exxon Mobil Corp	2,500	199,575
* Transocean Ltd	4,800	226,800
		426,375
Financials - 13.23%
American Express Co	11,000	204,050
Citigroup Inc	27,500	184,525
Host Hotels & Resorts Inc	24,400	184,708
JPMorgan Chase & Co	6,700	211,251
The Allstate Corp	8,200	268,632
The Goldman Sachs Group Inc	3,500	295,365
		1,348,531
Health Care - 11.23%
Aetna Inc	10,400	296,400
* Amgen Inc	4,100	236,775
Johnson & Johnson	3,100	185,473
Merck & Co Inc	7,200	218,880
Pfizer Inc	11,700	207,207
		1,144,735

		(Continued)

The Hillman Advantage Equity Fund

Schedule of Investments
(Unaudited)

As of December 31, 2008
			Shares	Market Value (Note 1)
COMMON STOCKS - (Continued)

	Industrials - 13.01%
		3M Co	3,100	$ 178,374
		Boeing Co	5,400	230,418
		General Electric Co	10,300	166,860
		The B.F. Goodrich Company	6,600	244,332
		Honeywell International Inc	8,200	269,206
		Ingersoll-Rand Co Ltd	13,700	237,695
				1,326,885
	Information Technology - 23.90%
	*	Akamai Technologies Inc	18,900	285,201
	*	Cisco Systems Inc	11,700	190,710
		Corning Inc	25,600	243,968
	*	Google Inc	700	215,355
		Hewlett-Packard Co	5,500	199,595
		International Business Machines Corp	2,600	218,816
	*	Lam Research Corp	10,500	223,440
		Microsoft Corp	9,900	192,456
	*	Oracle Corp	11,400	202,122
		Texas Instruments Inc	14,400	223,488
	*	Yahoo! Inc	19,800	241,560
				2,436,711
	Materials - 2.03%
		EI Du Pont de Nemours & Co	8,200	207,460
				207,460
	Telecommunication Services - 4.67%
		AT&T Inc	7,200	205,200
		Verizon Communications Inc	8,000	271,200
				476,400

		Total Common Stocks (Cost $13,575,685)		9,924,819

INVESTMENT COMPANY - 2.35%
§	HighMark 100% US Treasury Money Market Fund, 0.05%		239,774	239,774

		Total Investment Company (Cost $239,774)		239,774

Total Value of Investments (Cost 13,815,459) - 99.69%				10,164,593

Other Assets Less Liabilities - 0.31%				31,451

	Net Assets - 100%			$ 10,196,044
				(Continued)

The Hillman Advantage Equity Fund

Schedule of Investments
(Unaudited)

As of December 31, 2008

*	Non-income producing investment
§	Represents 7 day effective yield.

	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized
	appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate gross unrealized appreciation			$ 412,711
	Aggregate gross unrealized depreciation			(4,063,577)

	Net unrealized depreciation			$ (3,650,866)

	Summary of Investments by Sector
		% of Net	Market
	Sector	Assets	Value
	Consumer Discretionary	17.69%	$ 1,803,510
	Consumer Staples	7.40%	754,212
	Energy	4.18%	426,375
	Financials	13.23%	1,348,531
	Health Care	11.23%	1,144,735
	Industrials	13.01%	1,326,885
	Information Technology	23.90%	2,436,711
	Materials	2.03%	207,460
	Telecommunication Services	4.67%	476,400
	Other	2.35%	239,774
	Total	99.69%	$ 10,164,593

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

The Hillman Advantage Equity Fund

Schedule of Investments
(Unaudited)

As of December 31, 2008

Note 1 - Investment Valuation (Continued)

Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands required note disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund's assets:

Valuation Inputs	Investments in Securities
Level 1	$ 10,164,593
Level 2	-
Level 3	-
Total	$ 10,164,593

ITEM 2. CONTROLS AND PROCEDURES

(a)

The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hillman Capital Management Investment Trust

By: (Signature and Title)	/s/ Mark A. Hillman Mark A. Hillman, Trustee, President, and Principal Executive Officer

Date: February 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Mark A. Hillman Mark A. Hillman, Trustee, President, and Principal Executive Officer Hillman Capital Management Investment Trust

Date: February 17, 2009

By: (Signature and Title)	/s/ John D. Marriott, Jr., John D. Marriott, Jr., Treasurer and Principal Financial Officer Hillman Capital Management Investment Trust

Date: February 17, 2009